STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2020
STOCK-BASED COMPENSATION
Schedule of activity for restricted stock units

	December 31, 2020
		Weighted
		Average Grant
	Number	Date Fair Value
RSUs Outstanding, as of December 31, 2019	3,835,150	$17.49
Granted	400,000	8.41
RSUs Outstanding as of December 31, 2020	4,235,150	$16.63